NONCONSOLIDATED AFFILIATES (Tables)	12 Months Ended
Dec. 31, 2020
Equity Method Investments and Joint Ventures [Abstract]
Nonconsolidated Affiliates - Investments and Dividends [Table Text Block]
The Company's investments in companies accounted for using the equity method ("nonconsolidated affiliates") are recorded in "Investments and other noncurrent receivables" in the Consolidated Balance Sheets.

The Company's net investment in and dividends received from nonconsolidated affiliates are shown in the following tables:

Investments in Nonconsolidated Affiliates at December 31,	2020	2019
In millions
Investments and other noncurrent receivables	$889	$1,171
Accrued and other current liabilities	(71)	(85)
Other noncurrent obligations	—	(358)
Net investment in nonconsolidated affiliates	$818	$728

Dividends Received from Nonconsolidated Affiliates	2020	2019	2018
In millions
Dividends from nonconsolidated affiliates	$95	$189	$310

Schedule of nonconsolidated affiliates	The Company's investment in and equity earnings from the HSC Group are shown in the tables below:

Investment in the HSC Group at December 31,		Investment
In millions	Balance Sheet Classification	2019
Hemlock Semiconductor L.L.C.	Other noncurrent obligations	$(358)
DC HSC Holdings LLC	Investments and other noncurrent receivables	$87

Equity Earnings in the HSC Group	2020	2019	2018
In millions
Equity in earnings	$108	$29	$389